Average Annual Total Returns - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2025
Fidelity Advisor Gold Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.87%
Past 5 years	2.39%
Past 10 years	5.72%
Fidelity Advisor Gold Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.01%
Past 5 years	0.89%
Past 10 years	4.77%
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.88%
Past 5 years	0.32%
Past 10 years	4.35%
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.11%
Past 5 years	0.59%
Past 10 years	3.69%
Fidelity Advisor Gold Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.79%
Past 5 years	1.37%
Past 10 years	4.81%
Fidelity Advisor Gold Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.33%
Past 5 years	1.09%
Past 10 years	4.72%
Fidelity Advisor Gold Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.06%
Past 5 years	2.53%
Since Inception	8.57%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXZGF
Average Annual Return:
Past 1 year	11.44%
Past 5 years	5.03%
Past 10 years	9.04%

[1]	A From October 2, 2018 .